SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Ifrs Short Term Investments [Abstract]
Schedule of short-term investments

	December 31,	December 31,
	2023	2022
Term deposits	$7,084,482	$10,144,301
RSTICs	1,533,904	1,504,778
	$8,618,386	$11,649,079